CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net loss	$ (297,667)	(1,846,901)	(187,289)	(91,113)
Adjustments to reconcile net loss to net cash from operating activities:
Depreciation expenses	8,389	52,048	22,735	16,876
Allowance for doubtful debts	354	2,199	7,038	1,928
Share-based compensation related to equity awards	42,859	265,924	58,170	16,973
Online marketing expense for Baidu Zhixin Cooperation	112,817	699,983
Marketing services contributed by a related party	533	3,304	5,920	6,650
Imputed interest on loan due to a related party			2,050	421
Payment of Employee Consenting Equity Right Holder ("CERH") Fees	(480)	(2,980)	(9,982)
Changes in assets and liabilities
Restricted cash	(11,834)	(73,423)	(114,459)	(48,926)
Accounts receivable	(10,913)	(67,711)	(61,299)	(9,708)
Funds receivable	(27,715)	(171,962)	(210,284)	(27,491)
Prepayments and other current assets	(31,207)	(193,630)	(21,233)	(19,836)
Deferred tax assets, current	(2,325)	(14,423)	(8,436)
Due from related parties	(4,827)	(29,951)	(2,400)	(6,550)
Other non-current assets	(4,669)	(28,972)	(20,310)	4,793
Customer advances and deposits	15,200	94,313	95,598	34,873
Accounts payable	1,824	11,318	2,925	(770)
Salaries and welfare payable	18,608	115,456	42,308	19,808
Income tax payable	2,749	17,057	4,598	576
Accrued expenses and other current liabilities	115,568	717,061	289,870	90,678
Due to related parties	292	1,813	4,292	200
Non-current liabilities	2,217	13,753	40,269	14,456
Net cash provided by (used for) operating activities	(70,227)	(435,724)	(59,919)	3,838
Cash flows from investing activities:
Acquisitions of property and equipment	(25,914)	(160,786)	(39,314)	(23,484)
Acquisition of intangible assets	(459)	(2,849)
Payments to purchase of short-term investments	(39,149)	(242,901)	(671,165)	(29,626)
Proceeds from maturity of short-term investments	119,355	740,551	185,741	127,499
Payments for long-term investments	(16,629)	(103,175)
Net cash provided by (used for) investing activities	37,204	230,840	(524,738)	74,389
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net of initial public offering costs			354,586
Proceeds from issuance of ordinary shares previously subject to escrow			17,298
Proceeds from exercise of share options	2,418	15,001	1,474	2,538
Loans from related parties			150,000	150,000
Repayment of loans due to related parties			(200,000)	(100,000)
Loans to related parties			(68,886)	(31,156)
Proceeds from repayment of loans due from related parties			98,975
Distribution			(4,638)	(74,256)
Net cash (used for) provided by financing activities	2,418	15,001	1,432,081	(52,874)
Effect of exchange rate changes on cash and cash equivalents	3,664	22,726	(15,806)	(287)
Net increase / (decrease) in cash and cash equivalents	(26,941)	(167,157)	831,618	25,066
Cash and cash equivalents at beginning of the year	157,968	980,129	148,511	123,445
Cash and cash equivalents at end of the year	131,027	812,972	980,129	148,511
Supplemental cash flow disclosures:
Income taxes paid	(696)	(4,319)	(8,852)	(2,260)
Acquisitions of equipment included in accounts payable	$ 549	3,408	122	632